iShares®

iShares Trust

Supplement dated December 6, 2007

to the Prospectus dated December 1, 2007

for the iShares FTSE/Xinhua China 25 Index Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares FTSE/Xinhua China 25 Index Fund.

Effective December 6, 2007, the iShares FTSE/Xinhua China 25 Index Fund will transfer its primary listing to NYSE Arca, Inc. and is no longer listed on the New York Stock Exchange.

The second paragraph under the heading entitled “Introduction” on page 1 is hereby deleted and replaced by the following:

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Fund. Shares of the Fund are listed and trade at market prices on a national securities exchange such as the American Stock Exchange, the Chicago Board Options Exchange, The NASDAQ Stock Market LLC, New York Stock Exchange (“NYSE”) or NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of the Fund may be different from the Fund’s most recent NAV per share. The Fund has its own CUSIP number and exchange trading symbol.

The fourth paragraph under the heading entitled “Buying and Selling Shares” on page 11 is hereby deleted and replaced by the following:

The national securities exchange on which the Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is NYSE Arca.

The second and third paragraphs under the heading entitled “Disclaimers” on page 19 are replaced by the following:

Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

NYSE Arca does not guarantee the accuracy or the completeness of any Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust, on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares or any other person or entity, from the use of the subject indexes or any data included therein in connection with the rights licensed as described herein or for any other use.

NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (lost profits) even if notified of the possibility thereof.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-025-11007

iShares®

iShares Trust

Supplement dated December 6, 2007

to the Prospectus dated December 1, 2007

for the iShares MSCI EAFE Growth Index Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares MSCI EAFE Growth Index Fund.

Effective December 6, 2007, the iShares MSCI EAFE Growth Index Fund will transfer its primary listing to NYSE Arca, Inc. and is no longer listed on the New York Stock Exchange.

The second paragraph under the heading entitled “Introduction” on page 1 is hereby deleted and replaced by the following:

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Fund. Shares of the Fund are listed and trade at market prices on a national securities exchange such as the American Stock Exchange, the Chicago Board Options Exchange, The NASDAQ Stock Market LLC, New York Stock Exchange (“NYSE”) or NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of the Fund may be different from the Fund’s most recent NAV per share. The Fund has its own CUSIP number and exchange trading symbol.

The fourth paragraph under the heading entitled “Buying and Selling Shares” on page 11 is hereby deleted and replaced by the following:

The national securities exchange on which the Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is NYSE Arca.

The second and third paragraphs under the heading entitled “Disclaimers” on page 19 are replaced by the following:

Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

NYSE Arca does not guarantee the accuracy or the completeness of any Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust, on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares or any other person or entity, from the use of the subject indexes or any data included therein in connection with the rights licensed as described herein or for any other use.

NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (lost profits) even if notified of the possibility thereof.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-104-11007

iShares®

iShares Trust

Supplement dated December 6, 2007

to the Prospectus dated December 1, 2007

for the iShares MSCI EAFE Index Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares MSCI EAFE Index Fund.

Effective December 6, 2007, the iShares MSCI EAFE Index Fund will transfer its primary listing to NYSE Arca, Inc. and is no longer listed on the New York Stock Exchange.

The second paragraph under the heading entitled “Introduction” on page 1 is hereby deleted and replaced by the following:

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Fund. Shares of the Fund are listed and trade at market prices on a national securities exchange such as the American Stock Exchange, the Chicago Board Options Exchange, The NASDAQ Stock Market LLC, New York Stock Exchange (“NYSE”) or NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of the Fund may be different from the Fund’s most recent NAV per share. The Fund has its own CUSIP number and exchange trading symbol.

The fourth paragraph under the heading entitled “Buying and Selling Shares” on page 11 is hereby deleted and replaced by the following:

The national securities exchange on which the Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is NYSE Arca.

The second and third paragraphs under the heading entitled “Disclaimers” on page 19 are replaced by the following:

Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

NYSE Arca does not guarantee the accuracy or the completeness of any Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust, on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares or any other person or entity, from the use of the subject indexes or any data included therein in connection with the rights licensed as described herein or for any other use.

NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (lost profits) even if notified of the possibility thereof.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-102-11007

iShares®

iShares Trust

Supplement dated December 6, 2007

to the Prospectus dated December 1, 2007

for the iShares MSCI EAFE Value Index Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares MSCI EAFE Value Index Fund.

Effective December 6, 2007, the iShares MSCI EAFE Value Index Fund will transfer its primary listing to NYSE Arca, Inc. and is no longer listed on the New York Stock Exchange.

The second paragraph under the heading entitled “Introduction” on page 1 is hereby deleted and replaced by the following:

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Fund. Shares of the Fund are listed and trade at market prices on a national securities exchange such as the American Stock Exchange, the Chicago Board Options Exchange, The NASDAQ Stock Market LLC, New York Stock Exchange (“NYSE”) or NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of the Fund may be different from the Fund’s most recent NAV per share. The Fund has its own CUSIP number and exchange trading symbol.

The fourth paragraph under the heading entitled “Buying and Selling Shares” on page 11 is hereby deleted and replaced by the following:

The national securities exchange on which the Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is NYSE Arca.

The second and third paragraphs under the heading entitled “Disclaimers” on page 19 are replaced by the following:

Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

NYSE Arca does not guarantee the accuracy or the completeness of any Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust, on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares or any other person or entity, from the use of the subject indexes or any data included therein in connection with the rights licensed as described herein or for any other use.

NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (lost profits) even if notified of the possibility thereof.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-103-11007

iShares®

iShares Trust

Supplement dated December 6, 2007

to the Prospectus dated December 1, 2007

for the iShares NYSE Series (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares NYSE Series.

Effective December 6, 2007, the iShares NYSE Composite Index Fund and the iShares NYSE 100 Index Fund will transfer their primary listings to NYSE Arca, Inc. and are no longer listed on the New York Stock Exchange.

The second paragraph under the heading entitled “Introduction” on page 1 is hereby deleted and replaced by the following:

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Funds. Shares of each Fund are listed and trade at market prices on a national securities exchange such as the American Stock Exchange, the Chicago Board Options Exchange, The NASDAQ Stock Market LLC, New York Stock Exchange (“NYSE”) or NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of a Fund may be different from the Fund’s most recent NAV per share. Each Fund has its own CUSIP number and exchange trading symbol.

The fourth paragraph under the heading entitled “Buying and Selling Shares” on page 13 is hereby deleted and replaced by the following:

The national securities exchange on which each Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s primary listing exchange is NYSE Arca.

The second and third paragraphs under the heading entitled “Disclaimers” on page 22 are replaced by the following:

Shares of the Funds are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

NYSE Arca does not guarantee the accuracy or the completeness of any Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust, on behalf of the Funds as licensee, licensee’s customers and counterparties, owners of the shares or any other person or entity, from the use of the subject indexes or any data included therein in connection with the rights licensed as described herein or for any other use.

NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (lost profits) even if notified of the possibility thereof.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-024-11007

iShares®

iShares Trust

Supplement dated December 6, 2007

to the Prospectus dated December 1, 2007

for the iShares S&P GSSITM/GSTITM Series (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares S&P GSSITM/GSTITM Series.

Effective December 6, 2007, the iShares S&P GSSI™ Natural Resources Index Fund, iShares S&P GSTI™ Networking Index Fund, iShares S&P GSTI™ Semiconductor Index Fund, iShares S&P GSTI™ Software Index Fund and iShares S&P GSTI™ Technology Index Fund will transfer their primary listings to NYSE Arca, Inc. and are no longer listed on the New York Stock Exchange.

The second paragraph under the heading entitled “Introduction” on page 1 is hereby deleted and replaced by the following:

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Funds. Shares of each Fund are listed and trade at market prices on a national securities exchange such as the American Stock Exchange, the Chicago Board Options Exchange, The NASDAQ Stock Market LLC, New York Stock Exchange (“NYSE”) or NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of a Fund may be different from the Fund’s most recent NAV per share. Each Fund has its own CUSIP number and exchange trading symbol.

The fourth paragraph under the heading entitled “Buying and Selling Shares” on page 17 is hereby deleted and replaced by the following:

The national securities exchange on which each Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s primary listing exchange is NYSE Arca.

The second and third paragraphs under the heading entitled “Disclaimers” on page 28 are replaced by the following:

Shares of the Funds are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

NYSE Arca does not guarantee the accuracy or the completeness of any Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust, on behalf of the Funds as licensee, licensee’s customers and counterparties, owners of the shares or any other person or entity, from the use of the subject indexes or any data included therein in connection with the rights licensed as described herein or for any other use.

NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (lost profits) even if notified of the possibility thereof.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-021-11007

iShares®

iShares Trust

Supplement dated December 6, 2007

to the Prospectus dated July 1, 2007 (as revised October 1, 2007)

for the iShares Bond Funds (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares Bond Funds.

Effective December 6, 2007, the iShares Lehman Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman Short Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund and iShares Lehman 10-20 Year Treasury Bond Fund will transfer their primary listings to NYSE Arca, Inc. and are no longer listed on the New York Stock Exchange.

The second paragraph under the heading entitled “Introduction” on page 2 is replaced by the following:

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Funds. BGFA is a subsidiary of BGI. The shares of each Fund are listed and traded at market prices on a national securities exchange such as the American Stock Exchange (“AMEX”), the Chicago Board Options Exchange, The NASDAQ Stock Market LLC, New York Stock Exchange (“NYSE”) or NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of a Fund may be different from the Fund’s most recent prior NAV per share. Each Fund has its own CUSIP number and exchange trading symbol.

The table under the heading entitled “Buying and Selling Shares” on page 35 is hereby deleted and replaced by the following:

Fund	Primary Listing Exchange
iShares Lehman 1-3 Year Credit Bond Fund	NYSE Arca
iShares Lehman 1-3 Year Treasury Bond Fund	NYSE Arca
iShares Lehman 3-7 Year Treasury Bond Fund	NYSE Arca
iShares Lehman 7-10 Year Treasury Bond Fund	NYSE Arca
iShares Lehman 10-20 Year Treasury Bond Fund	NYSE Arca
iShares Lehman 20+ Year Treasury Bond Fund	NYSE Arca
iShares Lehman Aggregate Bond Fund	NYSE Arca
iShares Lehman Credit Bond Fund	NYSE Arca
iShares Lehman Government Credit Bond Fund	NYSE Arca
iShares Lehman Intermediate Credit Bond Fund	NYSE Arca
iShares Lehman Intermediate Government Credit Bond Fund	NYSE Arca
iShares Lehman MBS Bond Fund	AMEX
iShares Lehman Short Treasury Bond Fund	NYSE Arca
iShares Lehman TIPS Bond Fund	NYSE Arca
iShares iBoxx $ High Yield Corporate Bond Fund	AMEX
iShares iBoxx $ Investment Grade Corporate Bond Fund	NYSE Arca

The third and fourth paragraphs under the heading entitled “Disclaimers” on page 58 are deleted.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-081-1007

iShares®

iShares Trust

Supplement dated December 6, 2007

to the Prospectus dated July 30, 2007

for the iShares S&P World Ex-U.S. Property Index Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares S&P World Ex-U.S. Property Index Fund.

Effective December 6, 2007, the iShares S&P World Ex-U.S. Property Index Fund will transfer its primary listing to NYSE Arca, Inc. and is no longer listed on the New York Stock Exchange.

The second paragraph under the heading entitled “Introduction” on page 1 is replaced by the following information:

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Fund. BGFA is a subsidiary of BGI. The shares of the Fund are listed and trade at market prices on NYSE Arca, Inc. (“NYSE Arca”), a national securities exchange. The market price for a share of the Fund may be different from the Fund’s most recent NAV per share. The Fund has its own CUSIP number and exchange trading symbol.

The fourth paragraph under the heading entitled “Buying and Selling Shares” on page 10 is hereby deleted and replaced by the following:

The national securities exchange on which the Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is NYSE Arca.

The second and third paragraphs under the heading entitled “Disclaimers” on page 17 are replaced by the following:

Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

NYSE Arca does not guarantee the accuracy or the completeness of any Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust, on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares or any other person or entity, from the use of the subject indexes or any data included therein in connection with the rights licensed as described herein or for any other use.

NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (lost profits) even if notified of the possibility thereof.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-083-07007

iShares®

iShares Trust

Supplement dated December 6, 2007

to the Prospectus dated August 1, 2007

for the iShares Russell Series (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares Russell Series.

Effective December 6, 2007, the iShares Russell Microcap™ Index Fund will transfer its primary listing to NYSE Arca, Inc. and is no longer listed on the New York Stock Exchange.

The fourth paragraph and table under the heading entitled “Buying and Selling Shares” on page 31 is hereby deleted and replaced by the following paragraph:

The national securities exchange on which each Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s primary listing exchange is NYSE Arca.

The second and third paragraphs under the heading entitled “Disclaimers” on page 46 are deleted.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-029-12007

iShares®

iShares Trust

Supplement dated December 6, 2007

to the Prospectus dated August 1, 2007

for the iShares Morningstar Series (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares Morningstar Series.

Effective December 6, 2007, the iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund will transfer their primary listings to NYSE Arca, Inc. and are no longer listed on the New York Stock Exchange.

The second paragraph under the heading entitled “Introduction” on page 1 is replaced by the following:

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Funds. BGFA is a subsidiary of BGI. The shares of each Fund are listed and traded at market prices on a national securities exchange such as the American Stock Exchange, the Chicago Board Options Exchange, The NASDAQ Stock Market LLC, New York Stock Exchange (“NYSE”) or NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of a Fund may be different from the Fund’s most recent prior NAV per share. Each Fund has its own CUSIP number and exchange trading symbol.

The fourth paragraph and table under the heading entitled “Buying and Selling Shares” on page 25 is hereby deleted and replaced by the following paragraph:

The national securities exchange on which each Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s primary listing exchange is NYSE Arca.

The second and third paragraphs under the heading entitled “Disclaimers” on page 47 are replaced by the following:

Shares of the Funds are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

NYSE Arca does not guarantee the accuracy or the completeness of any Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust, on behalf of the Funds as licensee, licensee’s customers and counterparties, owners of the shares or any other person or entity, from the use of the subject indexes or any data included therein in connection with the rights licensed as described herein or for any other use.

NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (lost profits) even if notified of the possibility thereof.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-027-12007

iShares®

iShares Trust

Supplement dated December 6, 2007

to the Prospectus dated August 1, 2007

for the iShares S&P Series (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares S&P Series.

Effective December 6, 2007, the iShares S&P 1500 Index Fund, iShares S&P 500 Growth Index Fund, iShares S&P 500 Index Fund, iShares S&P 500 Value Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Global Utilities Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P MidCap 400 Growth Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P MidCap 400 Value Index Fund, iShares S&P SmallCap 600 Growth Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P SmallCap 600 Value Index Fund and iShares S&P/TOPIX 150 Index Fund will transfer their primary listings to NYSE Arca, Inc. and are no longer listed on the New York Stock Exchange.

The second paragraph under the heading entitled “Introduction” on page 1 is replaced by the following:

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Funds. BGFA is a subsidiary of BGI. The shares of each Fund are listed and traded at market prices on a national securities exchange such as the American Stock Exchange (“AMEX”), the Chicago Board Options Exchange (“CBOE”), The NASDAQ Stock Market LLC, New York Stock Exchange (“NYSE”) or NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of a Fund may be different from the Fund’s most recent prior NAV per share. Each Fund has its own CUSIP number and exchange trading symbol.

The table under the heading entitled “Buying and Selling Shares” on page 51 is hereby deleted and replaced by the following:

Fund	Primary Listing Exchange
iShares S&P 100 Index Fund	CBOE
iShares S&P 500 Index Fund	NYSE Arca
iShares S&P 500 Growth Index Fund	NYSE Arca
iShares S&P 500 Value Index Fund	NYSE Arca
iShares S&P MidCap 400 Index Fund	NYSE Arca
iShares S&P MidCap 400 Growth Index Fund	NYSE Arca
iShares S&P MidCap 400 Value Index Fund	NYSE Arca
iShares S&P SmallCap 600 Index Fund	NYSE Arca
iShares S&P SmallCap 600 Growth Index Fund	NYSE Arca
iShares S&P SmallCap 600 Value Index Fund	NYSE Arca
iShares S&P 1500 Index Fund	NYSE Arca
iShares S&P Global 100 Index Fund	NYSE Arca

Fund	Primary Listing Exchange
iShares S&P Global Consumer Discretionary Sector Index Fund	NYSE Arca
iShares S&P Global Consumer Staples Sector Index Fund	NYSE Arca
iShares S&P Global Energy Sector Index Fund	NYSE Arca
iShares S&P Global Financials Sector Index Fund	NYSE Arca
iShares S&P Global Healthcare Sector Index Fund	NYSE Arca
iShares S&P Global Industrials Sector Index Fund	NYSE Arca
iShares S&P Global Materials Sector Index Fund	NYSE Arca
iShares S&P Global Technology Sector Index Fund	NYSE Arca
iShares S&P Global Telecommunications Sector Index Fund	NYSE Arca
iShares S&P Global Utilities Sector Index Fund	NYSE Arca
iShares S&P Europe 350 Index Fund	NYSE Arca
iShares S&P Latin America 40 Index Fund	NYSE Arca
iShares S&P/TOPIX 150 Index Fund	NYSE Arca
iShares S&P U.S. Preferred Stock Index Fund	AMEX

The second and third paragraphs under the heading entitled “Disclaimers” on page 74 are replaced by the following:

Shares of the Funds are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

NYSE Arca does not guarantee the accuracy or the completeness of any Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust, on behalf of the Funds as licensee, licensee’s customers and counterparties, owners of the shares or any other person or entity, from the use of the subject indexes or any data included therein in connection with the rights licensed as described herein or for any other use.

NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (lost profits) even if notified of the possibility thereof.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-028-12007

iShares®

iShares Trust

Supplement dated December 6, 2007

to the Prospectus dated August 1, 2007

for the iShares Dow Jones Series (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares Dow Jones Series.

Effective December 6, 2007, the iShares Dow Jones Select Dividend Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Dow Jones U.S. Energy Sector Index Fund, iShares Dow Jones U.S. Healthcare Sector Index Fund, iShares Dow Jones U.S. Technology Sector Index Fund, iShares Dow Jones U.S. Telecommunications Sector Index Fund, iShares Dow Jones U.S. Index Fund and iShares Dow Jones U.S. Utilities Sector Index Fund will transfer their primary listings to NYSE Arca, Inc. and are no longer listed on the New York Stock Exchange.

The second paragraph under the heading entitled “Introduction” on page 1 is replaced by the following:

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Funds. BGFA is a subsidiary of BGI. The shares of each Fund are listed and traded at market prices on a national securities exchange such as the American Stock Exchange, the Chicago Board Options Exchange, The NASDAQ Stock Market LLC, New York Stock Exchange (“NYSE”) or NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of a Fund may be different from the Fund’s most recent prior NAV per share. Each Fund has its own CUSIP number and exchange trading symbol.

The fourth paragraph and table under the heading entitled “Buying and Selling Shares” on page 27 is hereby deleted and replaced by the following paragraph:

The national securities exchange on which each Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s primary listing exchange is NYSE Arca.

The second and third paragraphs under the heading entitled “Disclaimers” on page 40 are deleted.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-049-12007

iShares®

iShares Trust

Supplement dated December 6, 2007

to the Prospectus dated August 1, 2007

for the iShares Dow Jones Series, the iShares KLD Index Funds and

the iShares Cohen & Steers Realty Majors Index Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares Dow Jones Series, the iShares KLD Index Funds and the iShares Cohen & Steers Realty Majors Index Fund.

Effective December 6, 2007, iShares Dow Jones U.S. Aerospace & Defense Index Fund, iShares Dow Jones U.S. Basic Materials Sector Index Fund, iShares Dow Jones U.S. Broker-Dealers Index Fund, iShares Dow Jones U.S. Consumer Goods Sector Index Fund, iShares Dow Jones U.S. Consumer Services Sector Index Fund, iShares Dow Jones U.S. Financial Sector Index Fund, iShares Dow Jones U.S. Financial Services Index Fund, iShares Dow Jones U.S. Healthcare Providers Index Fund, iShares Dow Jones U.S. Home Construction Index Fund, iShares Dow Jones U.S. Industrial Sector Index Fund, iShares Dow Jones U.S. Insurance Index Fund, iShares Dow Jones U.S. Medical Devices Index Fund, iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund, iShares Dow Jones U.S. Oil Equipment & Services Index Fund, iShares Dow Jones U.S. Pharmaceuticals Index Fund, iShares Dow Jones U.S. Real Estate Index Fund, iShares Dow Jones U.S. Regional Banks Index Fund and iShares KLD Select SocialSM Index Fund will transfer their primary listings to NYSE Arca, Inc. and are no longer listed on the New York Stock Exchange.

The second paragraph under the heading entitled “Introduction” on page 1 is replaced by the following:

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Funds. BGFA is a subsidiary of BGI. The shares of each Fund are listed and traded at market prices on a national securities exchange such as the American Stock Exchange (“AMEX”), the Chicago Board Options Exchange, The NASDAQ Stock Market LLC, New York Stock Exchange (“NYSE”) or NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of a Fund may be different from the Fund’s most recent prior NAV per share. Each Fund has its own CUSIP number and exchange trading symbol.

The table under the heading entitled “Buying and Selling Shares” on page 41 is hereby deleted and replaced by the following:

Fund	Primary Listing Exchange
iShares Dow Jones U.S. Aerospace & Defense Index Fund	NYSE Arca
iShares Dow Jones U.S. Basic Materials Sector Index Fund	NYSE Arca
iShares Dow Jones U.S. Broker-Dealers Index Fund	NYSE Arca
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	NYSE Arca
iShares Dow Jones U.S. Consumer Services Sector Index Fund	NYSE Arca
iShares Dow Jones U.S. Financial Sector Index Fund	NYSE Arca
iShares Dow Jones U.S. Financial Services Index Fund	NYSE Arca
iShares Dow Jones U.S. Healthcare Providers Index Fund	NYSE Arca
iShares Dow Jones U.S. Home Construction Index Fund	NYSE Arca

Fund	Primary Listing Exchange
iShares Dow Jones U.S. Industrial Sector Index Fund	NYSE Arca
iShares Dow Jones U.S. Insurance Index Fund	NYSE Arca
iShares Dow Jones U.S. Medical Devices Index Fund	NYSE Arca
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	NYSE Arca
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	NYSE Arca
iShares Dow Jones U.S. Pharmaceuticals Index Fund	NYSE Arca
iShares Dow Jones U.S. Real Estate Index Fund	NYSE Arca
iShares Dow Jones U.S. Regional Banks Index Fund	NYSE Arca
iShares KLD 400 Social Index Fund	AMEX
iShares KLD Select Social Index Fund	NYSE Arca
iShares Cohen & Steers Realty Majors Index Fund	NYSE Arca

The third paragraph on page 61 and the first paragraph on page 62 are hereby deleted.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-020-12007

iShares®

iShares Trust

Supplement dated December 6, 2007 to

the Statement of Additional Information (“SAI”) dated July 1, 2007

(as revised October 1, 2007)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

The third paragraph under the heading entitled “General Description of the Trust and its Funds” on page 1 is replaced by the following:

Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of securities included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The shares described in the Prospectus and this SAI are listed and traded on national securities exchanges such as the American Stock Exchange (“AMEX”), or NYSE Arca, Inc. (“NYSE Arca”). Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically are a specified number of shares, generally 100,000 multiples thereof.

The second paragraph under the heading entitled “Exchange Listing and Trading” on page 2 is replaced by the following:

Shares of each Fund are listed on the AMEX or NYSE Arca (each, a “Listing Exchange”) and traded throughout the day on the Listing Exchange and other secondary markets. In addition, certain Funds may be traded on certain foreign exchanges. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. Although listing requirements vary among exchanges, a Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days, (ii) the value of the Underlying Index on which a Fund is based is no longer calculated or available, (iii) the “indicative optimized portfolio value” (“IOPV”) of a Fund is no longer calculated or available, or (iv) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. A Listing Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-082-12007

iShares®

iShares Trust

Supplement dated December 6, 2007 to

the Statement of Additional Information (“SAI”) dated December 1, 2007

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

The third paragraph under the heading entitled “General Description of the Trust and its Funds” on page 3 is replaced by the following:

Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of securities included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The shares described in the applicable Prospectus and this SAI are listed and traded on national securities exchanges such as the American Stock Exchange (“AMEX”), the Chicago Board Options Exchange (“CBOE”), The NASDAQ Stock Market LLC (“Nasdaq”) New York Stock Exchange (“NYSE”) or NYSE Arca, Inc. (“NYSE Arca”). Shares may also be listed on certain non-U.S. exchanges, such as the Singapore Exchange and the German Stock Exchange. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically are a specified number of shares, generally 50,000 or multiples thereof.

The second paragraph under the heading entitled “Exchange Listing and Trading” on page 4 is replaced by the following:

Shares of each Fund are listed on the AMEX, CBOE, Nasdaq or NYSE Arca (each, a “Listing Exchange”) and trade throughout the day on the Listing Exchange and other secondary markets. In addition, certain Funds may be traded on certain foreign exchanges. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. Although listing requirements vary among exchanges, a Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days, (ii) the value of the Underlying Index on which a Fund is based is no longer calculated or available, (iii) the “indicative optimized portfolio value” (“IOPV”) of a Fund is no longer calculated or available, or (iv) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. A Listing Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-049-12007